(25) NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2017
Net Operating Revenue
NET OPERATING REVENUE
	Number of Consumers			In GWh			R$ thousand
Revenue from Eletric Energy Operations	2017 (*)	2016 (*)	2015 (*)	2017 (*)	2016 (*)	2015 (*)	2017	2016	2015
Consumer class
Residential	8,330,237	8,174,700	6,906,580	19,122	16,473	16,164	11,663,084	10,367,415	9,833,419
Industrial	59,825	61,112	55,586	14,661	13,022	12,748	5,095,840	5,281,978	5,526,967
Commercial	545,095	551,171	473,333	10,220	9,720	9,259	5,498,867	5,431,926	5,266,432
Rural	359,106	355,586	245,238	3,762	2,474	2,152	1,173,569	816,684	750,209
Public administration	60,639	61,208	51,359	1,456	1,271	1,278	787,967	690,389	702,152
Public lighting	11,230	11,073	10,362	1,964	1,746	1,649	654,950	580,229	545,597
Public services	9,790	9,649	8,402	2,157	1,840	1,797	978,286	901,662	879,288
(-) Adjustment of revenues from excess demand and excess reactive power	-	-	-	-	-	-	(65,991)	(72,129)	(79,362)
Billed	9,375,922	9,224,499	7,750,860	53,342	46,546	45,049	25,786,572	23,998,155	23,424,701
Own comsuption	-	-	-	34	32	33	-	-	-
Unbilled (net)	-	-	-	-	-	-	(89,575)	50,441	202,729
(-) Transfer or revenue related to the network availability for Captive Consumers	-	-	-	-	-	-	(9,273,840)	(9,055,188)	(8,118,085)
Electricity sales to final consumers	9,375,922	9,224,499	7,750,860	53,376	46,578	45,082	16,423,157	14,993,408	15,509,345

Furnas Centrais Elétricas S.A.				3,026	3,034	3,026	565,592	533,855	485,846
Other concessionaires and licensees				16,337	12,252	10,656	3,240,571	2,371,091	2,223,339
(-) Transfer or revenue related to the network availability for Captive Consumers				-	-	-	(56,528)	(50,598)	(46,982)
Spot market energy				8,194	6,173	4,289	2,340,463	641,744	875,002
Electricity sales to wholesalers				27,557	21,459	17,971	6,090,098	3,496,092	3,537,205

Revenue due to Network Usage Charge - TUSD - Captive Consumers							9,330,368	9,105,786	8,165,066
Revenue due to Network Usage Charge - TUSD - Free Consumers							2,137,566	2,057,327	1,898,138
(-) Adjustment of revenues from excess demand and excess reactive power							(21,861)	(17,908)	(16,884)
Revenue from construction of concession infrastructure							2,073,423	1,354,023	1,046,669
Sector financial asset and liability (Note 8)							1,900,837	(2,094,695)	2,506,524
Concession financial asset - Adjustment of expected cash flow (note 11)							204,443	186,148	393,343
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts							1,419,128	1,266,027	895,538
Other revenues and income							496,340	438,377	367,356
Other operating revenues							17,540,244	12,295,084	15,255,750
Total gross operating revenue							40,053,498	30,784,584	34,002,212

Deductions from operating revenue
ICMS							(5,455,718)	(4,935,068)	(4,686,039)
PIS							(603,050)	(471,836)	(529,322)
COFINS							(2,777,626)	(2,172,777)	(2,438,208)
ISS							(15,929)	(10,568)	(8,204)
Global reversal reserve - RGR							(2,952)	(4,230)	(2,529)
Energy development account - CDE							(3,185,693)	(3,360,613)	(3,970,013)
Research and development and energy efficiency programs							(191,997)	(138,583)	(158,516)
PROINFA							(166,743)	(121,800)	(90,910)
Tariff flags and others							(878,460)	(430,077)	(1,796,226)
IPI							(102)	(195)	(100)
FUST and FUNTEL							(19)	(38)	(24)
Others							(30,304)	(26,709)	(22,997)
							(13,308,593)	(11,672,495)	(13,703,089)

Net operating revenue							26,744,905	19,112,089	20,599,212

25.1	Adjustment of revenues from excess demand and excess reactive power

The tariff regulation procedure (“Proret”), in submodule 2.7 Other Revenues approved by ANEEL Normative Resolution No. 463 of November 22, 2011, determined that revenues from distribution subsidiaries received as a result of excess demand and excess reactive power, from the contractual tariff review date for the 3rd periodic tariff review cycle, should be accounted for as special obligations and would be amortized from the next tariff review. Beginining May 2015 for subsidiary CPFL Piratininga and September 2015 for subsidiary Companhia Jaguari de Energia (“CPFL Santa Cruz”), due to the 4th cycle of periodic tariff review, and November 2017 for CPFL Paulista and RGE Sul, this special obligation started being amortized and the new values from excess demand and excess reactive power started being recognized in sector financial assets and liabilities and will only be amortized when the 5th cycle of periodic tariff review is approved.

On February 7, 2012, the Brazilian Association of Electric Energy Distributors (Associação Brasileira de Distribuidores de Energia Elétrica - ABRADEE) succeeded in suspending the effects of Normative Resolution No. 463, whereby the request for preliminary judicial injunction relief was granted and the order to account for revenues from excess demand and excess reactive power as special obligations was suspended. The suspensive effect required by ANEEL in its interlocutory appeal was granted in June 2012 and the preliminary judicial injunction relief originally granted in favor of ABRADEE was suspended. The distribution subsidiaries are awaiting the court’s decision on the final treatment of these revenues. These amounts are accrued as sector financial liability, under special obligations which are being amortized, presented net in concession intangible asset, in compliance with IAS 37.

25.2 Extraordinary Tariff Review (“RTE”) – 2015

On February 27, 2015, the ANEEL approved the result of the Extraordinary Tariff Revision (RTE) in order to re-establish the tariff coverage for electric energy distributors given the significant increase in the CDE quota for 2015 and the cost of purchasing electric energy (Itaipú tariff and exchange variation, and auctions of existing electric power and of adjustment). The tariffs resulting from this RTE were in effect from March 2, 2015 up to the date of the next readjustment or tariff revision for each distributor. With respect to subsidiaries CPFL Leste Paulista, CPFL Sul Paulista, Companhia Jaguari de Energia (“CPFL Santa Cruz”), CPFL Mococa and Companhia Luz e Força Santa Cruz, on April 7, 2015, by means of Ratification Resolution No. 1,870, the ANEEL adjusted the result of the RTE of February 27, 2015, in order to change the amount of the monthly CDE quota – Energy relating to the ACR account, intended for amortization of credit operations by the CCEE in management of the ACR account. The tariffs resulting from such adjustment or rectification were in effect as from April 8, 2015 up to the date of the next tariff revision for each distributor.

The average effects for the distributors’ consumers were:

	Effect perceived by consumers (*)
Subsidiary	Total	Group A	Group B
CPFL Paulista	32.28%	40.05%	27.27%
CPFL Piratininga	29.78%	40.49%	21.47%
RGE	37.16%	43.36%	33.04%
RGE Sul	39.45%	43.76%	36.23%
Companhia Luz e Força Santa Cruz	10.04%	10.53%	9.78%
CPFL Leste Paulista	19.54%	24.74%	17.55%
Companhia Jaguari de Energia (CPFL Santa Cruz)	23.01%	25.01%	18.79%
CPFL Sul Paulista	21.95%	37.67%	13.86%
CPFL Mococa	16.59%	23.84%	13.97%
(*) Information not audited by the independent auditors

25.3	Periodic tariff review (“RTP”) and Annual tariff adjustment (“RTA”)

		2017		2016		2015
Subsidiary	Month	RTA	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)
CPFL Paulista	April	-0.80%	-10.50%	9.89%	7.55%	41.45%	4.67%
CPFL Piratininga	October	7.69%	17.28%	-12.54%	-24.21%	56.29%	21.11%
RGE	June	3.57%	5.00%	-1.48%	-7.51%	33.48%	-3.76%
RGE Sul	April	-0.20%	-6.43%	3.94%	-0.34%	52.45%	5.46%
Companhia Luz e Força Santa Cruz	March	-1.23%	-8.42%	22.51%	7.15%	34.68%	27.96%
CPFL Leste Paulista	March	0.77%	-4.15%	21.04%	13.32%	20.80%	24.89%
Companhia Jaguari de Energia (CPFL Santa Cruz)	March	2.05%	-2.56%	29.46%	13.25%	38.46%	45.70%
CPFL Sul Paulista	March	1.63%	-10.73%	24.35%	12.82%	24.88%	28.38%
CPFL Mococa	March	1.65%	-3.28%	16.57%	9.02%	23.34%	29.28%

(a)	Represents the average effect perceived by consumers, as a result of the elimination from the tariff base of financial components that had been added in the prior tariff adjustment (information not audited by the independent auditors)

As mentioned in note 14.4.2, at December 31, 2017, the EGM approved the grouping of subsidiaries Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Jaguari de Energia, Companhia Sul Paulista de Energia e Companhia Luz and Força de Mococa In accordance with Normative Resolution 716, of May 3, 2016, until the first tariff review of the grouped concessionaire, which will take place in March 2021, ANEEL may apply the procedure that divides over time the variation in the tariffs of the former concessions and the unified tariff. This will occur in the tariff adjustment of March 2018.

25.4	Energy Development Account (CDE) – Low-income, tariff discounts – judicial injunctions, and other tariff discounts

Law No. 12,783 of January 11, 2013 determined that the amounts related to the low-income subsidy, as well as other tariff discounts shall be fully subsidized by amount from the CDE.

Income of R$1,419,128 (R$1,038,621 was recognized in 2016 and R$ 895,538 in 2015), of which R$96,882 for the low-income subsidy (R$ 93,879 in 2016 and R$66,313 in 2015) and R$1,226,777 for other tariff discounts (R$944,742 in 2016 and R$ 829,225 in 2015), against other receivables in line item “Other Receivables – Eletrobrás” (note 11) and “Other Payables – Tariff discounts – CDE” (note 22).

25.5	Tariff flags

The system for application of Tariff Flags was created by means of Normative Resolution No. 547/2013, in effect as from January 1, 2015. Such mechanism can reflect the actual cost of the conditions for generation of electric energy in Brazil, mainly related to thermoelectric generation, energy security ESS, hydrologic risk and involuntary exposure of electric energy distributors. The green flag indicates favorable conditions and the tariff does not rise. The yellow flag indicates less favorable conditions, and the red flag is set off in costlier conditions. In the latter cases, the tariff increases R$ 1.00, R$ 3.00 and R$ 5.00 (before tax effects), respectively, for each 100 KWh consumed, readjusted by due to a decision issued by the Collegiate Board regarding Public Hearing No. 61/2017, as of November 1, 2017.

In 2017, ANEEL approved the Tariff Flags billed from December 2016 to October 2017. The amount billed in this period was R$ 610,584 (R$ 430,065 in 2016), recognized in line item “Tariff flags and others”. From this amount, R$ 386,242 were used to offset part of the sector financial asset and liability (note 8) and R$ 224,395 were transferred to the centralizing account for tariff flag resources (“CCRBT”).   The amount of R$ 298,507, relating to the tariff flag billed in November and December 2017 and not approved, is recognized in regulatory charges (note 19).

25.6	Energy Development Account – CDE

By means of Ratification Resolution No. 2,202 of February 7nd 2017, superseded by Ratification Resolution No 2,204 of March 07, 2017, the ANEEL established the definitive annual quotas of the CDE.

These quotas comprise: (i) annual quota of the CDE – Usage account; and (ii) CDE – Energy quota, related to part of the CDE contributions received by the electric energy distribution concessionaires in the period from January 2013 to January 2014, which should be paid by consumers and passed on to the CDE in up to five years as from the 2015 RTE. In addition, by means of Ratification Resolution No. 2,004 of December 15, 2015, the ANEEL established another quota intended for amortization of the ACR account, whose amount were updated by REH No. 2,231, of April 25, 2017 with payment and transfer to the CDE for the tariff period of each distribution company.

25.7	Adjustment for refunding the Reserve Energy Charge ("EER") of Angra III

ANEEL approved through REH No. 2,214 of March 28, 2017 the republication of the energy tariff – TE and Distribution System Usage Tariff - TUSD for the distribution subsidiaries, with the purpose of refunding the amount forecast for the Reserve Energy Charge (EER) of the energy generation company UTN Almirante Alvaro Alberto - Unit III (Angra III).

The tariffs resulting from this decision were effective in April 2017, however, as the reading period of each consuming unit does not coincide with the calendar month, this reduction occurred in the revenue amounts of April and May 2017, with its impact diluted between the two periods.

The average effect perceived by the consumers was: -15.28% at CPFL Paulista, -6.8% at CPFL Piratininga, -10.89% at RGE, -13.76% at RGE Sul, -13.76% at Companhia Luz e Força Santa Cruz, -14.81% at Companhia Leste Paulista de Energia, -14.71% at Companhia Luz e Força de Mococa, -14.29% at Companhia Sul Paulista de Energia (as mentioned in note 14.4.2, in 2017 the subsidiaries CPFL Santa Cruz, CPFL Jaguari, CPFL Leste Paulista, CPFL Sul Paulista and CPFL Mococa were grouped, and they adopted the name CPFL Santa Cruz), and -16.49% at Companhia Jaguari de Energia (“CPFL Santa Cruz”).

The estimated impact of this adjustment is an average reduction of -12.85% in revenues of distribution subsidiaries in April 2017.